UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549

                                       FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.):   [     ]  is a restatement.
                                    [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tukman Grossman Capital Management, Inc.
Address:   60 E. Sir Francis Drake Blvd., Suite 204
           Larkspur, CA  94939

13F File Number:    28-1445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Daniel L. Grossman
Title:       Vice President
Phone:       415-461-6833
Signature, Place, and Date of Signing:

/s/ Daniel L. Grossman        Larkspur, California        May 9, 2008


Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[   ]        13F NOTICE.

[   ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    17

Form 13F Information Table Value Total:    $4,013,432 (K)

List of Other Included Managers:           None

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
NAME OF ISSUER         TITLE OF CLASS             CUSIP   VALUE(K) SH/P AMT S/P P/C  INV DSC   MANAGERS    SOLE    SHARED    NONE
AMERICAN INTL GROUP INC		COMMON		026874107  201782  4665473 SH		SOLE			0  4226573  438900
ANHEUSER BUSCH COS INC		COMMON		035229103  208649  4397245 SH		SOLE			0  3941545  455700
AUTOMATIC DATA PROCESSIN	COMMON		053015103  298321  7037537 SH		SOLE			0  6368537  669000
BERKSHIRE HATHAWAY INC B	COMMON		084670207  101499    22692 SH		SOLE			0    20823    1869
COCA COLA CO			COMMON		191216100  262719  4316065 SH		SOLE			0  3904965  411100
DISNEY WALT CO			COM DISNEY	254687106  205060  6534733 SH		SOLE			0  5931767  602966
GANNETT INC			COMMON		364730101   51664  1778459 SH		SOLE			0  1624259  154200
GENERAL ELEC CO			COMMON		369604103  349782  9451022 SH		SOLE			0  8536109  914913
GOLDMAN SACHS GROUP INC		COMMON		38141G104  232079  1403220 SH		SOLE			0  1270520  132700
INTERNATIONAL BUSINESS M	COMMON		459200101  364273  3163737 SH		SOLE			0  2860237  303500
JOHNSON & JOHNSON		COMMON		478160104  292097  4502800 SH		SOLE			0  4069100  433700
LOWES COS INC			COMMON		548661107  143097  6237900 SH		SOLE			0  5645200  592700
MICROSOFT CORP			COMMON		594918104  243636  8584778 SH		SOLE			0  7767478  817300
PEPSICO INC			COMMON		713448108  257743  3569842 SH		SOLE			0  3228142  341700
PROCTER & GAMBLE CO		COMMON		742718109  237195  3385120 SH		SOLE			0  3063920  321200
WAL MART STORES INC		COMMON		931142103  332009  6302378 SH		SOLE			0  5699478  602900
WELLS FARGO & CO NEW		COMMON		949746101  231827  7966551 SH		SOLE			0  7205951  760600

